Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule Of Segment Reporting Information By Segment Abstract
Interest earned on investments held in Trust Account	$ 515,625	$ 0	$ 1,024,750	$ 0	$ 284,455
General and administrative expenses	$ 398,044	$ 37,000	$ 726,995	$ 46,052	$ 304,193